Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2023
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	40
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10
Others
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5